Note 11 - Goodwill and Intangible Assets (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 11, 2021 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Total intangible assets other than goodwill	$ 103,627	$ 111,954
Cash generating unit, nominal growth rate	1.90%	2.50%
Risk-free rate, significant unobservable inputs, assets	1.60%	0.84%
Market risk premium rate, ignificant unobservable inputs, assets	4.84%	4.97%
Estimated beta for equity	0.88	0.91
Equity to total capital, percent	100.00%	100.00%
Sensitivity analysis, reasonably possible increase (decrease) in revenue	7.80%
Sensitivity analysis, reasonably possible increase (decrease) in operating expenditure	4.00%
Sensitivity analysis, reasonably possible increase (decrease) in WACC	6.30%
Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	11.1	11.8
Weighted average cost of capital pre-tax, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	12.9	13.7
Country risk premium, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	1.82	3.17
Size premium, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets	3.42	3.32
Opera Norway AS [member]
Statement Line Items [Line Items]
Goodwill recognised as of acquisition date				$ 421,600
YoYo Games Limited [member]
Statement Line Items [Line Items]
Goodwill recognised as of acquisition date			$ 8,792
Licences [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 900
Total intangible assets other than goodwill	1,100
European fintech business [member]
Statement Line Items [Line Items]
Adjustments for impairment loss recognised in profit or loss, goodwill	3,100
European fintech business [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 1,600
Browser and News [member]
Statement Line Items [Line Items]
Cash flows, annualized growth rate	16.00%
Browser and News [member] | Trademark [member]
Statement Line Items [Line Items]
Intangible assets with indefinite useful life	$ 70,600